Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Fair Value Measurements	Fair Value Measurements
When forming estimates, the Company uses the most observable inputs available for valuation purposes. If a fair value measurement reflects inputs of different levels within the hierarchy, the financial instrument is categorized based on the lowest level of significant input.

When determining fair value, the Company considers the principal or most advantageous market in which it would transact and the assumptions that market participants would use when pricing the asset or liability. The Company measures certain financial assets and liabilities at fair value on a recurring basis.

For financial instruments recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing categorizations at the end of each reporting period.

During 2022, no changes were made to the method of determining fair value and no transfers were made between levels of the hierarchy.
The following tables summarize the Company’s fair value hierarchy for those assets and liabilities measured and adjusted to fair value on a recurring basis:

		Carrying Amount	Level 1	Level 2	Level 3
At December 31, 2022	Notes	$	$	$	$
Assets
Investments held for self-insured liabilities	14	156.8	—	156.8	—
Derivative financial instruments	14,24	3.1	—	3.1	—
Liabilities
Notes payable	16	62.4	—	—	62.4
Derivative financial instruments	19,24	2.3	—	2.3	—

		Carrying Amount	Level 1	Level 2	Level 3
At December 31, 2021	Notes	$	$	$	$
Assets
Investments held for self-insured liabilities	14	198.3	—	198.3	—
Derivative financial instruments	24	0.6	—	0.6	—
Liabilities
Notes payable	16	64.7	—	—	64.7
Derivative financial instruments	24	2.3	—	2.3	—

Investments held for self-insured liabilities consist of government and corporate bonds and equity securities. Fair value of bonds is determined using observable prices of debt with characteristics and maturities that are similar to the bonds being valued. Fair value of equities is determined using the reported net asset value per share of the investment funds. The funds derive their value from the observable quoted prices of the equities owned that are traded in an active market.

The fair value of notes payable is not based on observable market data and as such, the valuation method is classified as level 3 in the fair value hierarchy. For payments with terms greater than one year, the estimated liability is discounted using an appropriate rate of interest.

The following table summarizes the Company’s fair value hierarchy for those liabilities that were not measured at fair value but are required to be disclosed at fair value on a recurring basis:

		Carrying Amount	Level 1	Level 2	Level 3
At December 31, 2022	Note	$	$	$	$
Senior unsecured notes	16	298.6	—	259.8	—

		Carrying Amount	Level 1	Level 2	Level 3
At December 31, 2021	Note	$	$	$	$
Senior unsecured notes	16	298.2	—	290.1	—
The fair value of senior unsecured notes is determined by calculating the present value of future payments using observable benchmark interest rates and credit spreads for debt with similar characteristics and maturities.